EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 9: EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2023	2022
Numerator:
Net income attributable to ordinary shares – basic and diluted	$45,191	$34,966

Denominator:
Number of ordinary shares outstanding during the period	46,673,439	44,238,414

Weighted average effect of dilutive securities:
Employee options and restricted share units	2,877,622	2,972,355

Diluted number of ordinary shares outstanding	49,551,061	47,210,769

Basic net earnings per ordinary share	$0.97	$0.79

Diluted net earnings per ordinary share	$0.91	$0.74

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	173,224	929,784